INTELLIGENT FINGERPRINTING LIMITED ACQUISITION (Details Narrative)						3 Months Ended			9 Months Ended			12 Months Ended
	May 09, 2023 shares	Apr. 04, 2023 USD ($)	Oct. 04, 2022 USD ($) $ / shares shares	Oct. 04, 2022 USD ($) $ / shares shares	Oct. 04, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) shares	Oct. 04, 2022 GBP (£) shares
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.01			$ 0.01			$ 0.01
Note receivable settled for business acquisition									$ 504,938
Accrued Liabilities												$ 909,187	$ 112,074
Payments to Acquire Notes Receivable												500,000
Equity issuance costs									464,727				2,003,952
Acquired intangible assets			$ 5,463,000	$ 5,463,000	$ 5,463,000
Goodwill			$ 3,803,293	$ 3,803,293	$ 3,803,293		$ 4,130,037
Revenue						457,058			813,737
Net loss						(6,343,906)		(1,335,246)	(7,972,799)	(6,227,896)		$ (8,306,051)	$ (7,037,286)
Goodwill impairment						4,096,490			4,096,490
Amortization of other intangible assets						346,548		$ 0	686,570	$ 0
Series C Preferred Stock [Member]
Stock issued during period shares new issues | shares			2,363,003
Reserved for future issuance | shares			1,649,273	1,649,273	1,649,273									1,649,273
Convertible notes						607,800			607,800
Series C Preferred Stock [Member] | Subsequent Event [Member]
Stock issued during period shares acquisitions | shares	1,149,273
Series C Preferred Stock [Member] | Share Exchange Agreement [Member]
Number of shares post-reverse stock split | shares			0.15
Stock issued during period shares acquisitions | shares			500,000
Business combination loan receivable			$ 504,938	$ 504,938	$ 504,938
Series C Preferred Stock [Member] | Share Exchange Agreement [Member] | Convertible Loan Holders [Member]
Stock issued during period shares new issues | shares			1,149,273
Hold-back Series C Preferred Stock [Member] | Share Exchange Agreement [Member]
Stock issued during period shares acquisitions | shares			500,000
Common Stock [Member]
Stock issued during period shares new issues | shares				148,183									1,270,589
Stock issued during period shares acquisitions | shares							148,155
Intelligent Fingerprinting Limited [Member]
Payments to Acquire Notes Receivable			$ 363,500
Acquired intangible assets			5,463,000	$ 5,463,000	5,463,000
Goodwill			3,803,293	3,803,293	3,803,293
Revenue									813,737
Net loss									4,336,191
Amortization of other intangible assets									697,684
Convertible notes						$ 1,455,078			$ 1,455,078
Intelligent Fingerprinting Limited [Member] | Technology-Based Intangible Assets [Member]
Acquired intangible assets			$ 5,119,000	5,119,000	5,119,000
Estimated useful life			5 years
Intelligent Fingerprinting Limited [Member] | Customer Relationships [Member]
Acquired intangible assets			$ 252,000	252,000	252,000
Estimated useful life			3 years
Intelligent Fingerprinting Limited [Member] | Trademarks and Trade Names [Member]
Acquired intangible assets			$ 92,000	$ 92,000	$ 92,000
Weighted average useful lives (years)			indefinite
Intelligent Fingerprinting Limited [Member] | Subsequent Event [Member] | Second Installment [Member]
Payments to Acquire Notes Receivable		$ 181,750
Intelligent Fingerprinting Limited [Member] | First Installment [Member]
Payments to Acquire Notes Receivable							$ 181,750
Intelligent Fingerprinting Limited [Member] | Bridge Facility Agreement [Member]
Note receivable settled for business acquisition			$ 504,938
Intelligent Fingerprinting Limited [Member] | Various Loan Agreement [Member]
Accrued Liabilities | £														£ 1,254,270
Loan bear interest percentage			17.00%	17.00%	17.00%									17.00%
Loan bear variable interest percentage			22.00%	22.00%	22.00%									22.00%
Intelligent Fingerprinting Limited [Member] | Common Stock [Member]
Number of shares post-reverse stock split | shares			148,183
Stock issued during period shares new issues | shares			2,363,003		2,963,091
Share Exchange Agreement [Member] | Series C Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01	$ 0.01
IFP Acquisition [Member] | Series C Preferred Stock [Member]
Equity issuance costs			$ 806,397
Intelligent Fingerprinting Limited [Member]
Equity method ownership percentage			100.00%	100.00%	100.00%									100.00%